Schedule of estimated future amortization expense (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 1,540,557
2027	305,003
2028
Thereafter
Intangible assets, net	$ 1,845,560	$ 3,386,117